Hedge accounting (Details 4) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	R$ 273,280,000,000	R$ 148,125,000,000
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets	23,394,000,000	12,052,000,000
Fair value of the hedge item, Assets	22,716,000,000	12,045,000,000
Variation in fair value recognized in income	20,000,000	383,000,000
Credit derivative, nominal amount	37,951,000,000	22,826,000,000
Variation in fair value used to calculate hedge ineffectiveness	(30,000,000)	(387,000,000)
Hedge Of Loan Operations [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets	16,031,000,000	8,890,000,000
Fair value of the hedge item, Assets	15,582,000,000	8,917,000,000
Variation in fair value recognized in income	(449,000,000)	27,000,000
Credit derivative, nominal amount	16,031,000,000	8,890,000,000
Variation in fair value used to calculate hedge ineffectiveness	448,000,000	(28,000,000)
Hedge of fair value through other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	14,603,000,000	11,051,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	13,905,000,000	10,661,000,000
Hedge of fair value through other comprehensive income [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets	7,363,000,000	3,162,000,000
Fair value of the hedge item, Assets	7,134,000,000	3,128,000,000
Variation in fair value recognized in income	(229,000,000)	(34,000,000)
Credit derivative, nominal amount	7,317,000,000	2,885,000,000
Variation in fair value used to calculate hedge ineffectiveness	225,000,000	29,000,000
Hedge of fair value through other comprehensive income [member] | Hedge Of Funding [Member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	14,603,000,000	11,051,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	13,905,000,000	10,661,000,000
Hedge Of Funding [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Variation in fair value recognized in income	698,000,000	390,000,000
Credit derivative, nominal amount	14,603,000,000	11,051,000,000
Variation in fair value used to calculate hedge ineffectiveness	(703,000,000)	(388,000,000)
Hedged Instrumnets Impacted By Change In Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	R$ 4,349,000,000	R$ 6,422,000,000